GARTMORE VARIABLE INSURANCE TRUST
                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

      May  3,  2002

VIA  EDGAR

Securities  and  Exchange  Commission
450  Fifth  Street
Washington,  D.C.  20549

     Re:     Gartmore  Variable  Insurance  Trust  (the  "Trust")
             (formerly  Nationwide  Separate  Account  Trust)
             SEC  File  Nos.  002-73024,  811-3213

Ladies  and  Gentlemen:

     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

     The undersigned hereby certifies that the definitive Prospectuses, each dated May 1, 2002 (other than the definitive Prospectus for the Gartmore GVIT Global Leaders Fund, the Gartmore GVIT Global Small Companies Fund and the Gartmore GVIT OTC Fund which will be filed pursuant to Rule 497(c) of the Act), which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from that which was contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on April 30, 2002.

     Please contact the undersigned at (484) 530-1528 or Duane Lassiter at (215) 564-8010 with any questions. Thank you.

     Very  truly  yours,

     /s/  DINA  A.  TANTRA

          Dina  A.  Tantra
          Assistant  Secretary  to  the  Trust

cc:       Duane Lassiter,  Esq.
          Eric  E. Miller,  Esq.
          Peter M. Sullivan,  Esq.